Investments accounted for using the equity method - Summarised financial information for associate (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarised balance sheet
Total assets	¥ 8,068,358	¥ 8,882,382	¥ 9,340,607
Total liabilities	(5,120,566)	(5,604,327)	(5,505,525)
Summarised income statement
Operating income	¥ (368,212)	(981,563)	(1,404,740)
Associate
Summarised balance sheet
Total assets		1,686,575	1,075,852
Total liabilities		(1,230,475)	(682,979)
Net assets		456,100	392,873
Summarised income statement
Operating income		144,762	96,372
Profit or loss from continuing operations		¥ 63,228	¥ 30,375
Group's share %		40.00%	40.00%
Group's share in net assets		¥ 182,440	¥ 157,149
Goodwill		27,758	27,758
Share capital investment		210,198	184,907
Less: impairment charges on associate		(10,998)
Carrying amount		¥ 199,200	¥ 184,907